Discontinued operations - Operating costs of discontinued operations (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure
Staff costs	SFr 242,591	SFr 238,527		SFr 253,086
Depreciation	192,698	11,752		8,814
External research and development costs	435,189	942,714		7,883,522
Patent maintenance and registration costs	283,382	229,227		266,138
Professional fees	1,206,813	1,163,839		1,417,707
Other operating costs	578,830	645,501		565,362
Total operating costs	3,165,275	3,860,155	[1]	11,985,860	[1]
Discontinued operations
Disclosure
Staff costs	1,400,000	5,100,000		6,800,000
Total operating costs	2,000,000	8,100,000		10,000,000
Discontinued operations as disclosed below
Disclosure
Staff costs	1,422,182	5,138,331		6,800,016
Depreciation	67,422	294,200		314,330
External research and development costs	333,278	1,805,708		2,146,264
Laboratory consumables	17,735	331,279		319,305
Patent maintenance and registration costs	62,563	140,906		52,056
Professional fees	38,271			6,626
Short term leases	8,329	35,130		29,974
Other operating costs	61,415	322,659		310,735
Total operating costs	SFr 2,011,195	SFr 8,068,213		SFr 9,979,306

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented